Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities

	2017	2016
Accrued liabilities related to:
Consultants and professional fees	$353,333	$107,387
Board of Directors' fees	175,000	-
Survey and other projects	-	-
Payroll (vacation pay and wages payable)	551,110	156,498
	1,079,443	263,885
Trade payables and other	482,951	312,079
	1,562,394	575,964